UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21985

Hatteras Core Alternatives TEI Institutional Fund, L.P.
(Exact name of registrant as specified in charter)

6601 Six Forks Road, Suite 340 Raleigh, North Carolina		27615
(Address of principal executive offices)		(Zip code)

David B. Perkins 6601 Six Forks Road, Suite 340 Raleigh, North Carolina 27615
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(919) 846-2324

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please  direct  comments  concerning  the  accuracy of the  information collection  burden  estimate and any  suggestions for reducing the burden to the Secretary,  Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Hatteras Core Alternatives TEI Institutional Fund, L.P.

Schedule of Investments - June 30, 2015 (unaudited)

Hatteras Core Alternatives TEI Institutional Fund, L.P.  (1)

Investment in Hatteras Core Alternatives Offshore Institutional Fund, LDC, at value - 100.05%	$400,848,098
Liabilities in excess of other assets - (0.05)%	(180,813)
Partners’ Capital — 100.00%	$400,667,284

Hatteras Core Alternatives Offshore Institutional Fund, LDC (2)

Investment in Hatteras Master Fund, L.P., at value - 100.06%	$400,848,098
Liabilities in excess of other assets - (0.06)%	(254,357)
Partners’ Capital — 100.00%	$400,593,741

(1)         Invests the majority of its assets in Hatteras Core Alternatives Offshore Institutional Fund, LDC.

The Schedule of Investments is included above.

(2)         Invests the majority of its assets in Hatteras Master Fund, L.P.

The Schedule of Investments of Hatteras Master Fund, L.P. is included below.

Hatteras Master Fund, L.P.

(a Delaware Limited Partnership)

Schedule of Investments - June 30, 2015 (Unaudited)

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL PARTNERS’ CAPITAL

Percentages are as follows:

			Fair Value
Investments in Adviser Funds and Securities - (104.89)
Absolute Return - (4.20%)
Citadel Wellington, LLC (Class A) (a), (b), (c), (d)		$11,813,150	$28,454,391
D.E. Shaw Composite Fund, LLC (a), (b), (e)		471,110	745,824
Eton Park Fund, L.P. (a), (b), (e)		563,887	596,696
OZ Asia, Domestic Partners, L.P. (a), (b), (e)		663,075	568,090
Perry Partners, L.P. (a), (b), (e)		83,872	133,392
Pipe Equity Partners (a), (b), (e)		8,140,841	2,222,147
Pipe Select Fund, LLC (a), (b), (e)		3,636,943	3,616,544
Stark Investments, L.P. (a), (b), (e)		172,456	137,296
Stark Select Asset Fund, LLC (a), (b), (e)		284,412	222,206
Total Absolute Return		25,829,746	36,696,586

	Shares	Cost	Fair Value
Enhanced Fixed Income - (7.62%)
BDCM Partners I, L.P. (a), (b), (e)		11,359,861	12,655,456
Drawbridge Special Opportunities Fund, L.P. (a), (b), (e)		244,821	435,246
Fortress VRF Advisors I, LLC (a), (b), (e)		2,908,305	384,805
Halcyon European Structured Opportunities Fund, L.P. (a), (b), (e)		103,648	1,878
Harbinger Capital Partners Fund I, L.P. (a), (b), (e)		4,552,148	1,395,807
Harbinger Class L Holdings (U.S.), LLC (a), (b), (e)		45,525	33,730
Harbinger Class LS Holdings I (U.S.) Trust, Series 2 (a), (b), (e)	2,458	6,226,158	541,059
Harbinger Class PE Holdings (U.S.) Trust, Series 1 (a), (b), (e)	3	669,186	366,856
Harbinger Credit Distressed Blue Line Fund, L.P. (a), (b), (c), (e)		12,326,927	6,154,298
Indaba Capital Partner, L.P. (a), (b)		20,000,000	25,275,142
Marathon Special Opportunities Fund, L.P. (a), (b), (e)		741,560	681,477
Prospect Harbor Designated Investments, L.P. (a), (b), (e)		159,404	401,176
Providence MBS Fund, L.P. (a), (b)		13,030,090	18,295,447
Strategic Value Restructuring Fund, L.P. (a), (b), (e)		36,595	28,089
Total Enhanced Fixed Income		72,404,228	66,650,466

	Cost	Fair Value
Opportunistic Equity - (38.17%)
Brevan Howard Argentina Fund, L.P. (a)	10,000,000	9,483,094
Broadfin Healthcare Fund, L.P. (a), (b), (c)	11,845,456	40,564,569
Camcap Resources, L.P. (a), (b), (e)	491,057	90,792
Crosslink Crossover Fund IV, L.P. (a), (b), (e)	543,144	1,805,465
Crosslink Crossover Fund V, L.P. (a), (b), (e)	550,569	2,057,190
Crosslink Crossover Fund VI, L.P. (a), (b), (e)	7,686,535	10,078,670
EMG Investments, LLC (b), (e)	895,345	5,919,172
Falcon Edge Global, L.P. (b), (c)	21,931,427	25,009,428
Gavea Investment Fund II, L.P. (a), (b), (e)	29,257	170,696
Gavea Investment Fund III, L.P. (a), (b), (e)	1,121,694	5,825,876
Glade Brook Global Domestic Fund, L.P. (a), (b), (c)	17,226,789	22,687,138
Hound Partners, L.P. (a), (b), (c)	17,075,298	28,229,393
Light Street Argon, L.P. (a), (b), (e)	15,000,000	14,513,729
New Horizon Opportunities Fund, LLC (a), (f)	5,000,000	4,840,118
Passport Long Short Fund, L.P. (a), (b)	20,000,000	21,718,909
Samlyn Onshore Fund, L.P. (a), (b), (c), (e)	202,375	153,617
Sansar Capital Holdings, Ltd. (a), (b), (e)	162,832	191,811
SR Global Fund, L.P. (Japan), Class H (a), (b)	24,000,000	28,527,696
Teng Yue Partners Fund, L.P. (a), (b)	20,949,352	45,368,685
The Raptor Private Holdings, L.P. (a), (b), (e)	183,652	144,742
Tybourne Equity (US) Fund, Class A (b), (c), (d)	18,750,574	26,449,441
Valiant Capital Partners, L.P. (a), (b), (c)	6,322,749	10,427,352
Viking Global Equities, L.P. (a), (b), (c)	14,587,059	28,931,920
WCP Real Estate Strategies Fund, L.P. (a), (b), (e)	940,952	621,575
Total Opportunistic Equity	215,496,116	333,811,078

Shares/Contracts	Cost	Fair Value
Private Investments - (51.30%)
Investments in Adviser Funds
ABRY Advanced Securities Fund, L.P. (b)	266,285	128,524
ABRY Advanced Securities Fund III, L.P. (a), (b)	562,441	557,400
ABRY Partners VI, L.P. (b)	2,427,608	3,155,705
ABRY Partners VII, L.P. (b)	3,476,189	4,185,957
ABRY Partners VIII, L.P. (a), (b)	664,080	607,507
Accel-KKR Capital Partners III, L.P. (b)	5,653,703	4,695,333
Accel-KKR Capital Partners IV, L.P. (a), (b)	1,373,297	1,196,103
ACM Opportunities Fund, L.P. (a), (b)	3,000,000	3,000,000
Arclight Energy Partners Fund III, L.P. (b)	769,515	375,991
Arclight Energy Partners Fund IV, L.P. (b)	1,400,811	1,077,966
Arclight Energy Partners Fund V, L.P. (b)	3,099,236	2,938,925
Ascendent Capital Partners I, L.P. (b)	1,725,508	2,154,289
BDCM Opportunity Fund II, L.P. (b)	4,301,693	7,108,392
Benson Elliot Real Estate Partners II, L.P. (a), (b)	4,950,502	1,637,280
Cadent Energy Partners II, L.P. (b)	5,011,253	6,652,242
Canaan Natural Gas Fund X, L.P. (a), (b)	4,814,563	2,997,502

CDH Fund IV, L.P. (b)	5,059,763	7,646,618
CDH Venture Partners II, L.P. (b)	4,042,077	4,640,972
China Special Opportunities Fund III, L.P. (b)	6,865,304	8,242,780
Claremont Creek Ventures, L.P. (a), (b)	1,810,416	1,935,633
Claremont Creek Ventures II, L.P. (a), (b)	2,869,643	4,752,374
Colony Investors VII, L.P. (b)	2,710,480	472,100
Colony Investors VIII, L.P. (b)	7,443,896	2,242,388
CX Partners Fund Limited (b)	6,423,216	6,843,774
Dace Ventures I, L.P. (b)	2,298,061	1,476,120
Darwin Private Equity I, L.P. (b)	5,471,945	3,065,774
ECP HIS (Mauritius) Limited (a), (b), (f)	7,057,998	7,656,956
EMG AE Permian Co-Investment, LP (a), (b)	3,000,000	2,995,183
EnerVest Energy Institutional Fund X-A, L.P. (b)	2,177,100	1,952,601
EnerVest Energy Institutional Fund XI-A, L.P. (b)	6,173,794	8,662,680
Fairhaven Capital Partners, L.P. (a), (b)	4,803,432	3,558,763
Falcon Sovereign, L.P. (a), (b)	4,000,000	3,904,583
Florida Real Estate Value Fund, L.P. (b)	1,007,032	2,585,807
Forum European Realty Income III, L.P. (b)	5,088,608	4,731,388
Garrison Opportunity Fund, LLC (a), (b)	93,093	5,986,469
Garrison Opportunity Fund II A, LLC (a), (b)	1,867,885	4,390,791
Glade Brook Private Investors II, LLC (a), (b),	4,088,000	4,500,196
Glade Brook Private Investors III, LLC (a), (b),	3,000,000	4,447,048
Glade Brook Private Opportunities Fund, LLC (a)	1,901,673	1,901,673
Great Point Partners I, L.P. (b)	2,287,089	3,617,621
Greenfield Acquisition Partners V, L.P. (b)	3,008,520	1,628,144
GTIS Brazil Real Estate Fund, L.P. (b)	6,734,369	6,366,869
Halifax Capital Partners II, L.P. (b)	1,777,859	1,966,493
Halifax Capital Partners III, L.P. (b)	1,927,233	3,198,448
Hancock Park Capital III, L.P. (a), (b)	904,413	2,446,419
Healthcor Partners Fund, L.P. (b), (c)	3,642,032	4,846,966
Hillcrest Fund, L.P. (b)	4,772,064	4,725,750
Intervale Capital Fund, L.P. (b)	1,843,247	1,854,214
IP Fashion Holdings PTE, LTD (a), (g)	1,545,000	1,545,000
J.C. Flowers III, L.P. (b)	2,994,896	4,575,874
LC Fund V, L.P. (b)	3,310,073	4,583,614
Lighthouse Capital Partners VI, L.P. (a), (b)	1,138,037	1,154,956
Merit Energy Partners F-II, L.P. (b)	1,156,832	844,858
Mid Europa Fund III, L.P. (b)	4,866,290	3,498,317
Midstream & Resources Follow-On Fund, L.P. (b)	2,014,201	8,728,974
Monomoy Capital Partners II, L.P. (b)	2,452,907	1,361,886
Natural Gas Partners VIII, L.P. (b)	1,442,207	2,900,155
Natural Gas Partners IX, L.P. (b)	3,183,249	3,777,565
Natural Gas Partners X, L.P. (b)	2,301,941	2,331,352
Natural Gas Partners XI, L.P. (b)	127,030	124,470
New Horizon Capital III, L.P. (b)	5,413,773	8,528,188
NGP Energy Technology Partners, L.P. (a), (b)	756,822	234,464
NGP Energy Technology Partners II, L.P. (b)	4,420,790	4,086,017

NGP Midstream & Resources, L.P. (b)	4,142,052	7,964,243
Northstar Equity Partners III Limited (b), (d)	3,093,384	3,253,191
OCM European Principal Opportunities Fund, L.P. (a), (b)	1,894,091	286,122
OCM Mezzanine Fund II, L.P. (b)	472,661	900,247
OIJ 1 Fund (a), (b), (h)	389,904	29,821
ORBIS Real Estate Fund I, L.P. (b)	3,052,654	1,662,211
Orchid Asia IV, L.P. (b)	3,184,934	3,165,905
Parmenter Realty Fund IV, L.P. (b)	2,531,113	2,843,335
Patron Capital III, L.P. (a), (b)	4,596,983	3,092,117
Pearlmark Mezzanine Realty Partners III, LLC (b)	4,113,492	3,332,645
Pennybacker II, L.P. (b)	1,828,098	2,084,846
Phoenix Real Estate Fund PTE Limited (a), (b), (d)	3,949,300	4,323,547
Phoenix Real Estate Fund (T), L.P. (a), (b)	972,599	630,599
Pine Brook Capital Partners, L.P. (b)	7,880,103	7,094,446
Private Equity Investment Fund V, L.P. (b)	13,203,429	14,144,461
Private Equity Investors Fund IV, L.P. (b)	2,427,262	2,203,931
Quantum Energy Partners IV, L.P. (b)	4,928,720	3,946,490
Quantum Energy Partners V, L.P. (b)	8,613,979	8,704,071
Rockwood Capital Real Estate Partners Fund VII, L.P. (b)	4,726,950	2,400,874
Roundtable Healthcare Management III, L.P. (b)	5,019,085	6,252,104
Roundtable Healthcare Partners II, L.P. (b)	479,485	334,048
Saints Capital VI, L.P. (b)	7,613,029	5,772,603
Sanderling Venture Partners VI Co-Investment Fund, L.P. (b)	605,610	728,665
Sanderling Venture Partners VI, L.P. (a), (b)	853,294	1,180,568
SBC Latin America Housing US Fund, L.P. (b)	3,469,146	4,631,419
Sentient Global Resources Fund III, L.P. (a), (b)	12,507,019	12,651,095
Sentient Global Resources Fund IV, L.P. (a), (b)	4,558,259	3,791,547
Silver Knight Investment LTD (a), (d)	652,819	652,819
Singerman Real Estate Opportunity Fund I, L.P. (b)	2,421,097	2,879,972
Sovereign Capital III, L.P. (a), (b)	5,040,124	7,508,488
Square Mile Lodging Opportunity Partners, L.P. (b)	725,158	852,539
Square Mile Partners III, L.P. (b)	3,147,520	2,856,876
Sterling Capital Partners II, L.P. (b)	1,685,745	1,362,999
Sterling Group Partners III, L.P. (b)	4,625,675	5,425,938
Strategic Value Global Opportunities Fund I-A, L.P. (b)	2,319,754	403,209
Talara Opportunities III, LP (a), (b)	725,368	661,181
TDR Capital AS 2013, L.P. (a), (b)	6,184,080	9,874,530
Tenaya Capital V, L.P. (b)	3,263,860	3,179,217
The Column Group, L.P. (b)	3,986,343	5,612,358
The Energy and Minerals Group Fund II, L.P. (b)	3,862,826	6,339,471
The Energy and Minerals Group Fund III, L.P. (b)	2,105,320	1,708,536
The Founders Fund III, L.P. (b)	4,713,540	14,341,557
The Founders Fund IV, L.P. (b)	2,865,726	6,470,538
Tiger Global Investments Partners VI, L.P. (a), (b)	4,865,045	8,810,786
Tiger Global Investments Partners VII, L.P. (b)	2,073,279	3,760,360
TPF II, L.P. (b)	3,851,079	2,394,673
Trivest Fund IV, L.P. (b)	3,882,664	4,011,336

Trivest Fund V, L.P. (a), (b)		1,181,408	1,125,844
True Ventures III, L.P. (b)		2,100,000	2,413,134
Urban Oil and Gas Partners A-1, L.P. (b)		6,594,199	4,000,000
Urban Oil and Gas Partners B-1, L.P. (b)		2,377,011	2,100,000
VCFA Private Equity Partners IV, L.P. (b)		1,084,090	470,901
VCFA Venture Partners V, L.P. (b)		3,531,440	3,791,848
Voyager Capital Fund III, L.P. (b)		2,290,382	3,449,175
WCP Real Estate Fund I, L.P. (a), (b)		1,629,933	1,183,138
Westview Capital Partners II, L.P. (b)		5,217,534	8,093,547
Zero2IPO China Fund II, L.P. (a), (b)		3,909,105	4,929,887
Total Investments in Adviser Funds		400,789,733	448,058,409

Investments in Private Companies
Illumitex, Inc., Common Stock (a), (b)	1,331,167	1,000,000	—
Illumitex, Inc., Series A-1 Preferred Stock (a), (b)	2,404,160	499,369	495,008
Illumitex, Inc., Series X Preferred Stock (a), (b)	2,404,160	—	—
Total Investments in Private Companies		1,499,369	495,008

Investment in Private Company Call Options
Illumitex, Inc., Exercise Price $0.03, 10/24/2022 (a), (b)	553,352	—	—
Total Investment in Private Company Call Options		—	—
Total Private Investments		402,289,102	448,553,417

	Shares	Cost	Fair Value
Tactical Trading - (3.60%)
Investments in Adviser Funds
Black River Commodity MS Fund, L.P. (a), (b), (e)		313,851	136,906
Drawbridge Global Macro Fund, L.P. (a), (b), (e)		7,919	7,106
Hayman Capital Partners, L.P. (a), (b)		18,000,000	17,177,529
Ospraie Special Opportunities Fund, L.P. (a), (b), (e)		310,426	851,298
Touradji Private Equity Onshore Fund, Ltd. (a), (b), (d), (e)		2,434,902	1,038,631
Total Investments in Adviser Funds		21,067,098	19,211,470

Investments in Exchange Traded Funds
WisdomTree Japan Hedged Equity Fund	214,000	9,662,828	12,240,800
Total Investments in Exchange Traded Funds		9,662,828	12,240,800
Total Tactical Trading		30,729,926	31,452,270

Total Investments in Adviser Funds and Securities (cost $746,749,118)			917,163,817

Short-Term Investments - (0.70%)
Federated Prime Obligations Fund #10, 0.07% i	6,148,976	6,148,976	6,148,976
Total Short-Term Investments (cost $6,148,976)			6,148,976
Total Investments (cost $752,898,094) (105.59%)			923,312,793
Liabilities in excess of other assets (-5.59%)			(48,868,536)
Partners’ capital - (100.00%)			$874,444,257

(a) - Non-income producing.

(b) - Adviser Funds and securities that are issued in private placement transactions are restricted as to resale.

(c) - Securities held in custody by US Bank N.A., as collateral for a credit facility.  The total cost and fair value of these securities as of June 30, 2015 was $135,723,836 and $221,908,513, respectively.

(d) - Domiciled in Cayman islands

(e) - The Adviser Fund has imposed gates on or has restricted redemptions from Adviser Funds.  The total cost and fair value of these securities as of June 30, 2015 was $84,265,244 and $74,929,348, respectively.

(f) - Domiciled in Mauritius

(g) - Domiciled in Republic of Singapore

(h) - Domiciled in Japan

(i) - The rate shown is the annualized 7-day yield as of June 30, 2015.

The Hatteras Master Fund, LP (the “Master Fund”) classifies its assets and liabilities that are reported at fair value, not valued using NAV as the practical expedient into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs may be used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 — quoted prices (unadjusted) in active markets for identical assets and liabilities.

•  Level 2 — Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets and inputs that are observable for the asset or liability, either directly or indirectly.

•  Level 3 — Inputs to the valuation methodology are unobservable and significant to the fair value measurement. This includes situations where there is little, if any, market activity for the asset or liability.

In April 2015, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), modifying Accounting Standards Codification (“ASC”) 820 Fair Value Measurement. The Master Fund has elected to early adopt and retrospectively apply ASU 2015-07. The impact of the early adoption of ASU 2015-07 has been reflected in the notes to the financial statements. Prior to this, investments valued using the practical expedient were categorized within the fair value hierarchy on the basis of whether the investment is redeemable with the investee at net asset value on the measurement date, never redeemable with the investee at net asset value, or redeemable with the investee at net asset value at a future date. As a result of adopting ASU 2015-07, investments in Adviser Funds with a fair value of $904,428,009 are excluded from the fair value hierarchy as of June 30, 2015.

	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Absolute Return	$—	$—	$—	$36,696,586	$36,696,586
Enhanced Fixed Income	—	—	—	66,650,466	66,650,466
Opportunistic Equity	—	—	—	333,811,078	333,811,078
Private Investments	—	—	495,008	448,058,409	448,553,417
Tactical Trading	12,240,800	—	—	19,211,470	31,452,270
Short-Term Investment	6,148,976	—	—	—	6,148,976
Total	$18,389,776	$—	$495,008	$904,428,009	$923,312,793

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

Level 3 Investments

	Balances				Change in			Balances
	as of	Transfer	Transfers between		Unrealized			as of
	March 31,	out of Level 3	Investment	Net Realized	Appreciation/	Gross	Gross	June 30,
Investments	2015	into Level 2*	Categories*	Gain (Loss)	(Depreciation)	Purchases	Sales	2015
Private Investments	$495,008	$—	—	$—	$—	$—	$—	$495,008
Total Investments	$495,008	$—	$—	$—	$—	$—	$—	$495,008

Transfers into and out of all Levels are represented by their balances as of the beginning of the reporting period.

There was no change in unrealized appreciation/(depreciation) from Level 3 investments held at June 30, 2015.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of June 30, 2015:

Type of Level 3 Investment	Fair Value as of June 30, 2015	Valuation Techniques	Unobservable Input
Preferred Stock
Private Investments	495,008	Current value method	Recent round of financing
Total Level 3 Investments	$495,008

No adjustments were made to the NAV provided by the investment manager or administrator of the Adviser Funds. Adjustments to the NAV provided by the investment manager or administrator of the Adviser Funds would be considered if the practical expedient NAV was not as of the Master Fund’s measurement date; it was probable that the Adviser Fund would be sold at a value materially different than the reported expedient NAV; or it was determined in accordance with the Master Fund’s valuation procedures that the Adviser Fund is not being reported at fair value.

The significant unobservable inputs used in the fair value measurement of the Master Fund’s Private Investment shares are based on the portfolio company’s most recent round of financing and the financial results of privately held entities.  If the financial condition of these companies was to deteriorate, or if market comparables were to fall, the value of the stock in these private companies held by the Master Fund would be lower.

The Master Fund’s valuation procedures have been approved by the Master Fund’s Board of Directors (the “Board”).  The valuation procedures are implemented by the investment manager of the Master Fund and the Master Fund’s third party administrator, which report to the Board.  For third-party information, the Master Fund’s administrator monitors and reviews the methodologies of the various pricing services employed by the Fund.

ITEM 2. CONTROLS AND PROCEDURES.

(a)      The registrant’s  principal executive and principal financial officers, or  persons  performing  similar  functions,  have  concluded  that the registrant’s  disclosure  controls and  procedures  (as defined in Rule 30a-3(c)  under the  Investment  Company Act of 1940,  as amended  (the “1940 Act”) (17 CFR 270.30a-3(c)))  are effective,  as of a date within 90 days of the filing date of the report that  includes the  disclosure required by this paragraph, based on their evaluation of these controls and  procedures  required by Rule  30a-3(b)  under the 1940 Act (17 CFR 270.30a-3(b))  and Rules  13a-15(b) or 15d-15(b)  under the  Securities Exchange   Act  of  1934,   as  amended   (17  CFR   240.13a-15(b) or 240.15d-15(b)).

(b)      There  were  no  changes  in the  registrant’s  internal  control  over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR  270.30a-3(d))  that occurred during the  registrant’s  last fiscal quarter that have  materially  affected,  or are  reasonably  likely to materially  affect,  the  registrant’s  internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hatteras Core Alternatives TEI Institutional Fund, L.P.

By (Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	August 31, 2015

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	August 31, 2015

By (Signature and Title)*	/s/ R. Lance Baker
R. Lance Baker, Treasurer
(principal financial officer)

Date	August 31, 2015

* Print the name and title of each signing officer under his or her signature.